UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------

Check here if Amendment [ X  ]; Amendment Number:1

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Phoenix Variable Advisors, Inc.
Address:    One American Row
            PO Box 5056
            Hartford, Connecticut     06102-5056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John H. Beers
Title:     Secretary
Phone:     860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers          Hartford, CT             February 13, 2004
-----------------          ------------             ------------------


Phoenix Variable Advisors, Inc. ("PVA") does not have investment discretion with respect to any securities. PVA has, however, entered into subadvisory agreements with seven other investment advisors that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with PVA. Accordingly, each investment subadvisor is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report. Below are listed the investment subadvisors who file the 13F reports on behalf of The Phoenix Edge Series Fund.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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List of Other Managers Reporting for this Manager:

Form 13F File Number               Manager

028-01983                          AIM Capital Management, Inc.
028-02321                          Alliance Capital Management L.P.
028-01343                          Janus Capital Management LLC
028-10469                          Lazard Asset Management LLC
028-00413                          Lord, Abbett & Co. LLC
028-04968                          MFS Investment Management
028-00290                          Northern Trust Investments, Inc.
028-04376                          State Street Research and Management, Co.